Other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Schedule of Other Comprehensive Income

	2025
All figures in £ millions	Fair value reserve	Translation reserve	Retained earnings	Total	Non– controlling interest	Total
Items that may be reclassified to the income statement

Net exchange differences on translation of foreign operations	–	(192)	–	(192)	(1)	(193)

Currency translation adjustment disposed	–	–	–	–	–	–

Attributable tax	–	–	–	–	–	–

Items that are not reclassified to the income statement

Fair value losses on other financial assets	(7)	–	–	(7)	–	(7)

Attributable tax	–	–	–	–	–	–

Remeasurement of retirement benefit obligations	–	–	10	10	–	10

Attributable tax	–	–	(3)	(3)	–	(3)

Other comprehensive (expense)/income for the year	(7)	(192)	7	(192)	(1)	(193)

	2024
All figures in £ millions	Fair value reserve	Translation reserve	Retained earnings	Total	Non- controlling interest	Total

Items that may be reclassified to the income statement

Net exchange differences on translation of foreign operations	–	(35)	–	(35)	–	(35)

Currency translation adjustment disposed	–	–	–	–	–	–

Attributable tax	–	–	2	2	–	2

Items that are not reclassified to the income statement

Fair value losses on other financial assets	(2)	–	–	(2)	–	(2)

Attributable tax	–	–	–	–	–	–

Remeasurement of retirement benefit obligations	–	–	5	5	–	5

Attributable tax	–	–	(2)	(2)	–	(2)

Other comprehensive (expense)/income for the year	(2)	(35)	5	(32)	–	(32)

	2023
All figures in £ millions	Fair value reserve	Translation reserve	Retained earnings	Total	Non- controlling interest	Total

Items that may be reclassified to the income statement

Net exchange differences on translation of foreign operations	–	(176)	–	(176)	(1)	(177)

Currency translation adjustment disposed	–	(122)	–	(122)	–	(122)

Attributable tax	–	–	–	–	–	–

Items that are not reclassified to the income statement

Fair value losses on other financial assets	1	–	–	1	–	1

Attributable tax	–	–	–	–	–	–

Remeasurement of retirement benefit obligations	–	–	(85)	(85)	–	(85)

Attributable tax	–	–	20	20	–	20

Other comprehensive (expense)/income for the year	1	(298)	(65)	(362)	(1)	(363)